Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment [ ];   Amendment Number:
     This Amendment (Check only one.)	[ ] is a restatement.
				     	[ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: 		Charter Bridge Capital Management, L.P.

Address:  	1350 Avenue of the Americas
		Suite 700
		New York, NY 10019


Form 13F File Number:    028-14697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	George Roeck
Title:	Chief Financial Officer & Chief Operating Officer
Phone:	(212) 484-3800

Signature, Place, and Date of Signing:

/s/ George Roeck		New York, NY		February 14, 2012
-----------------------------   -----------------    	------------------
[Signature]		  	[City, State]		[Date]

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Report type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

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Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  		0

List of 13(f) Securities used for this report: 	Fourth quarter 2012

Form 13F Information Table Entry Total:  	26

Form 13F Information Table Value Total:  	$230,944
						(thousands)

List of Other Included Managers:		None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number	Name
---  	-------------------- 	----


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							FORM 13F INFORMATION TABLE


Column 				Column 		Column 		Column 	Column 				Column	Column	Column
1				2		3		4	5				6	7	8
-------------------		---------	---------	-------	----------------------------	------	-------	---------
NAME				TITLE					SH
OF				OF				VALUE	OR PRN		SH/	PUT/	INVST	OTR	VTNG
ISSUER				CLS		CUSIP		x$1000	AMT		PRN	CALL	DSCRTN	MGR	AUTHORITY
-------------------		---------	---------	-------	------		------	----	------	-------	---------

ABERCROMBIE & FITCH CO		CL A		002896207	7,339 	153000		SH		SOLE	NONE	SOLE
THE ADT CORPORATION		COM		00101J106	14,854 	319,500 	SH		SOLE	NONE	SOLE
AEROPOSTALE			COM		007865108	5,099 	391,912 	SH		SOLE	NONE	SOLE
BRUNSWICK CORP			COM		117043109	7,040 	242,000 	SH		SOLE	NONE	SOLE
CABELAS INC			COM		126804301	9,102 	218,000 	SH		SOLE	NONE	SOLE
CHIPOTLE MEXICAN GRILL INC	COM		169656105	5,905 	19,853 		SH		SOLE	NONE	SOLE
DISH NETWORK CORP		CL A		25470M109	11,211 	308,000 	SH		SOLE	NONE	SOLE
DOLLAR GEN CORP NEW		COM		256677105	11,640 	264,000 	SH		SOLE	NONE	SOLE
EBAY INC			COM		278642103	13,004 	255,000 	SH		SOLE	NONE	SOLE
EXPRESS INC			COM		30219E103	5,575 	369,481		SH		SOLE	NONE	SOLE
FINISH LINE INC 		CL A		317923100	5,206 	275,000 	SH		SOLE	NONE	SOLE
HERTZ GLOBAL HOLDINGS INC	COM		42805T105	14,864 	913,587 	SH		SOLE	NONE	SOLE
JARDEN CORP			COM		471109108	15,510 	300,000 	SH		SOLE	NONE	SOLE
LIBERTY MEDIA CORPORATION	LIB CAP COM A	530322106	6,429 	55,416 		SH		SOLE	NONE	SOLE
MARRIOTT VACATIONS WRLDWDE C	COM		57164Y107	15,465 	371,136 	SH		SOLE	NONE	SOLE
NATIONAL CINEMEDIA INC		COM		635309107	4,524 	320,194 	SH		SOLE	NONE	SOLE
PANDORA MEDIA INC		COM		698354107	4,940 	538,136 	SH		SOLE	NONE	SOLE
PRICELINE COM INC		COM NEW		741503403	10,835 	17,465 		SH		SOLE	NONE	SOLE
REALOGY HLDGS CORP		COM		75605Y106	12,504 	298,000 	SH		SOLE	NONE	SOLE
SBA COMMUNICATIONS CORP		COM		78388J106	10,143 	142,900 	SH		SOLE	NONE	SOLE
SALLY BEAUTY HLDGS INC		COM		79546E104	8,650 	367,000 	SH		SOLE	NONE	SOLE
SIRIUS XM RADIO INC		COM		82967N108	5,381 	1,862,000 	SH		SOLE	NONE	SOLE
SMART BALANCE INC		COM		83169Y108	7,752 	600,961 	SH		SOLE	NONE	SOLE
STARBUCKS CORP			COM		855244109	7,615 	142,000 	SH		SOLE	NONE	SOLE
TUMI HLDGS INC			COM		89969Q104	5,965 	286,100		SH		SOLE	NONE	SOLE
ULTA SALON COSMETCS & FRAG I	COM		90384S303	4,392 	44,700		SH		SOLE	NONE	SOLE



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